Note 10. Subsequent Events	6 Months Ended
Jun. 30, 2014
Notes
Note 10. Subsequent Events

NOTE 10.            SUBSEQUENT EVENTS

On June 11, 2014, the Company filed a Form D Notice of Exempt Offering of Securities.  A private placement memorandum was prepared offering our stock at $0.25 per share and the officers and directors of the Company began soliciting investors.  On July 9, 2014, the Company received a subscription agreement and $10,000 for the purchase of 40,000 shares of stock.